UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2005
                                               -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees, service fees, and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   EXPENSES
                                   BEGINNING       ENDING          PAID DURING
                                   ACCOUNT         ACCOUNT         6 MONTHS
                                   VALUE           VALUE           ENDED
                                   (1/1/05)        (6/30/05)       JUNE 30, 2005
--------------------------------------------------------------------------------
Actual                             $1,000.00       $1,010.40       $3.35
--------------------------------------------------------------------------------
Hypothetical                        1,000.00        1,021.47        3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.67%

--------------------------------------------------------------------------------


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  June 30, 2005
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.3%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.9%
Bank of the West,
3.09%, 7/1/05                                   $190,000,000    $   190,000,000
--------------------------------------------------------------------------------
Citibank NA:
3.23%, 8/23/05                                   120,000,000        120,000,000
3.24%, 8/25/05                                    99,000,000         99,000,000
3.355%, 9/15/05                                   65,000,000         65,000,000
--------------------------------------------------------------------------------
HSBC Bank USA,
3.19%, 8/12/05                                   125,000,000        125,000,000
--------------------------------------------------------------------------------
M & I Marshall
& Ilsley Bank,
3.433%, 9/29/05                                   70,000,000         69,998,265
--------------------------------------------------------------------------------
Suntrust Bank:
3.38%, 8/31/05                                    85,000,000         85,000,000
3.38%, 9/1/05                                    140,000,000        140,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA:
3.15%, 8/3/05                                     75,000,000         75,000,000
3.19%, 8/11/05                                   125,000,000        125,000,000
3.19%, 8/19/05                                    85,000,000         84,994,977
3.21%, 8/16/05                                    32,000,000         32,000,191
                                                                ----------------
                                                                  1,210,993,433

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.4%
Barclays Bank plc,
New York:
3.175%, 8/8/05                                   140,000,000        140,000,000
3.19%, 8/12/05                                    14,000,000         14,000,000
3.245%, 8/26/05                                  146,000,000        146,000,000
3.31%, 9/6/05                                    105,500,000        105,500,000
3.34%, 9/14/05                                   100,000,000        100,000,000
3.36%, 9/16/05                                    30,000,000         30,000,000
--------------------------------------------------------------------------------
Calyon, New York,
3.17%, 8/12/05                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce NY:
3.105%, 9/8/05                                   150,000,000        149,928,700
3.145%, 7/28/05                                  150,000,000        150,000,000
--------------------------------------------------------------------------------
Dexia Credit Local,
New York,
3.19%, 8/12/05                                   130,000,000        130,000,000
--------------------------------------------------------------------------------
HBOS Treasury
Services, New York:
3.27%, 9/2/05                                     45,300,000         45,300,000
3.39%, 9/20/05                                    86,000,000         86,000,000
3.44%, 9/29/05                                    75,000,000         75,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Lloyds TSB Bank
plc, New York:
3.43%, 9/26/05                                  $150,000,000    $   150,000,000
3.43%, 9/27/05                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Royal Bank of
Scotland, New York:
3.27%, 9/1/05                                    150,000,000        150,000,000
3.27%, 9/2/05                                    200,000,000        200,000,000
--------------------------------------------------------------------------------
Societe Generale,
New York:
3.25%, 8/18/05                                    83,000,000         83,000,000
3.34%, 9/15/05                                   160,000,000        160,000,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken NY:
3.165%, 8/10/05                                  140,000,000        140,000,000
3.17%, 8/5/05                                     50,000,000         50,000,000
3.21%, 8/15/05                                    50,000,000         50,000,000
3.39%, 9/8/05                                     89,083,000         89,083,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
3.365%, 9/23/05                                  120,000,000        120,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT:
3.21%, 8/15/05                                   150,000,000        150,000,000
3.25%, 8/19/05                                    80,000,000         80,000,000
3.315%, 8/25/05                                  125,000,000        125,000,949
                                                                ----------------
                                                                  2,918,812,649
                                                                ----------------
Total Certificates of Deposit
(Cost $4,129,806,082)                                             4,129,806,082

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--19.5%
AB SPINTAB,
3.25%, 9/12/05                                    70,000,000         69,538,681
--------------------------------------------------------------------------------
BNP Paribas
Finance, Inc.,
3.15%, 8/10/05                                    46,000,000         45,839,000
--------------------------------------------------------------------------------
Calyon North
America, Inc.:
3.045%, 7/15/05                                  150,000,000        149,822,229
3.12%, 8/5/05                                     41,000,000         40,875,633
3.27%, 9/6/05                                    118,000,000        117,281,872
--------------------------------------------------------------------------------
Citicorp, 3.105%,
7/20/05                                           50,000,000         49,918,063
--------------------------------------------------------------------------------
Danske Corp.,
Series A,
3.01%, 7/7/05                                    300,000,000        299,849,500


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Dexia Delaware
LLC, 3.01%, 7/5/05                              $175,000,000    $   174,941,472
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.015%, 7/6/05                                    36,270,000         36,254,804
3.115%, 7/13/05                                   97,500,000         97,398,763
3.12%, 7/25/05                                    90,740,000         90,550,914
3.15%, 8/11/05                                   100,000,000         99,640,681
3.155%, 8/5/05                                    60,177,000         59,992,415
3.375%, 9/22/05                                   27,000,000         26,789,906
--------------------------------------------------------------------------------
Governor & Co.
of the Bank of
Ireland, 3.01%,
7/5/05 1                                          34,000,000         33,988,629
--------------------------------------------------------------------------------
HBOS Treasury Services:
3.04%, 7/11/05                                    76,000,000         75,935,822
3.045%, 7/14/05                                  123,521,000        123,385,178
3.06%, 7/20/05                                     9,000,000          8,985,465
3.08%, 7/18/05                                    16,000,000         15,976,729
3.115%, 7/29/05                                   87,000,000         86,789,218
3.12%, 7/27/05                                    15,175,000         15,140,806
--------------------------------------------------------------------------------
HSBC USA, Inc.:
3.045%, 7/8/05                                   100,000,000         99,940,792
3.045%, 7/11/05                                   16,000,000         15,986,467
3.15%, 8/5/05                                     50,000,000         49,846,875
3.175%, 8/15/05                                   67,000,000         66,734,094
--------------------------------------------------------------------------------
LaSalle Bank NA:
3.13%, 7/21/05                                   112,000,000        112,000,000
3.26%, 8/17/05                                    65,000,000         65,000,000
--------------------------------------------------------------------------------
Nationwide
Building Society:
3.045%, 7/13/05 1                                200,000,000        199,797,167
3.045%, 7/14/05 1                                100,000,000         99,890,042
3.11%, 7/28/05 1                                  84,643,000         84,445,570
3.15%, 8/11/05 1                                  30,000,000         29,892,375
--------------------------------------------------------------------------------
Nordea North America, Inc.:
3.02%, 7/6/05                                     57,500,000         57,475,882
3.03%, 7/7/05                                     24,000,000         23,987,880
3.06%, 7/20/05                                    40,000,000         39,935,400
3.21%, 8/25/05                                   150,000,000        149,264,375
3.35%, 9/16/05                                    68,000,000         67,512,761
3.40%, 9/23/05                                    40,725,000         40,401,915
3.405%, 9/28/05                                   29,550,000         29,301,251
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB:
3.045%, 7/1/05 1                                 172,300,000        172,300,000
3.10%, 7/18/05 1                                  50,000,000         49,926,806
3.18%, 8/19/05 1                                 147,420,000        146,779,911

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Societe Generale
North America:
3.15%, 8/10/05                                  $117,985,000    $   117,572,053
3.155%, 8/9/05                                   100,000,000         99,658,208
3.27%, 9/6/05                                     22,945,000         22,805,361
--------------------------------------------------------------------------------
St. George Bank
Ltd., 3.18%,
8/2/05 1                                          50,000,000         49,858,667
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.,
3.155%, 7/20/05 1                                 80,000,000         79,866,789
--------------------------------------------------------------------------------
Swedbank AB:
3.015%, 7/8/05                                    80,000,000         79,953,100
3.155%, 8/8/05                                   100,000,000         99,666,972
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
3.10%, 7/22/05                                    19,037,000         19,002,575
3.28%, 7/1/05                                     35,470,000         35,470,000
3.38%, 9/26/05                                    27,350,000         27,126,596
                                                                ----------------
Total Direct Bank Obligations
(Cost $3,950,295,664)                                             3,950,295,664

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.7%
--------------------------------------------------------------------------------
Chase Manhattan
Bank, guaranteeing
commercial
paper of NATC
California LLC:
3.07%, 7/19/05                                   100,000,000         99,846,500
3.09%, 7/21/05                                    50,000,000         49,914,167
                                                                ----------------
Total Letters of Credit
(Cost $149,760,667)                                                 149,760,667

--------------------------------------------------------------------------------
SHORT-TERM NOTES--59.5%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--23.4%
Cable Beach LP,
3.115%, 7/14/05 1                                 75,000,000         74,915,635
--------------------------------------------------------------------------------
Chesham Finance LLC:
3.08%, 7/12/05 1                                  49,240,000         49,193,660
3.10%, 7/21/05 1                                  40,745,000         40,674,828
3.13%, 7/18/05 1                                 103,020,000        102,867,731
3.21%, 8/17/05 1                                  50,000,000         49,790,458
3.34%, 7/5/05 1                                   68,000,000         67,976,653
3.46%, 7/1/05 1                                   78,700,000         78,700,000


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Crown Point
Capital Co.:
3.15%, 7/25/05 1                                $ 35,534,000    $    35,459,379
3.37%, 9/12/05 1                                  66,110,000         65,658,230
--------------------------------------------------------------------------------
Fairway Finance
Corp.:
3.355%, 9/15/05 1                                 49,217,000         48,868,407
3.40%, 9/26/05 1                                  26,921,000         26,699,799
--------------------------------------------------------------------------------
FCAR Owner
Trust I:
3.04%, 7/8/05                                    102,500,000        102,439,411
3.37%, 9/19/05                                   171,275,000        169,992,341
--------------------------------------------------------------------------------
FCAR Owner
Trust II:
3.38%, 9/16/05                                   100,000,000         99,277,056
3.39%, 9/14/05                                    40,000,000         39,717,500
--------------------------------------------------------------------------------
Gemini
Securitization
Corp.:
3.14%, 7/14/05 1                                  53,060,000         52,999,836
3.16%, 7/15/05 1                                  51,645,000         51,581,534
3.27%, 8/19/05 1                                  50,000,000         49,777,458
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
3.11%, 7/8/05 1                                   18,600,000         18,588,752
3.17%, 8/1/05 1                                   50,000,000         49,863,514
3.21%, 7/15/05 1                                  73,495,000         73,403,254
3.27%, 9/2/05 1                                   75,000,000         74,567,750
3.28%, 8/12/05 1                                  25,000,000         24,904,333
3.33%, 7/25/05 1                                  64,505,000         64,361,799
3.33%, 8/2/05 1                                   15,847,000         15,800,234
--------------------------------------------------------------------------------
GOVCO, Inc.:
3.05%, 7/12/05 1                                  45,000,000         44,958,063
3.06%, 7/19/05 1                                  60,000,000         59,908,200
3.11%, 7/25/05 1                                  57,635,000         57,515,503
3.115%, 7/28/05 1                                 57,000,000         56,866,808
3.16%, 8/11/05 1                                  80,000,000         79,712,089
3.19%, 8/18/05 1                                  84,000,000         83,642,720
3.21%, 8/12/05 1                                  25,000,000         24,906,375
--------------------------------------------------------------------------------
Legacy Capital LLC:
3.27%, 7/25/05 1                                 121,653,000        121,387,796
3.285%, 9/6/05 1                                 184,185,000        183,058,939

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Lexington Parker
Capital Co. LLC:
3.055%, 7/6/05 1                                $ 88,000,000    $    87,962,661
3.12%, 7/19/05 1                                  76,100,000         75,981,284
3.14%, 7/26/05 1                                  60,500,000         60,368,076
3.17%, 8/8/05 1                                   42,500,000         42,357,790
3.215%, 8/17/05 1                                 23,793,000         23,693,328
3.225%, 8/22/05 1                                 49,000,000         48,771,742
3.29%, 9/6/05 1                                   13,480,000         13,397,461
3.315%, 9/9/05 1                                  58,000,000         57,626,142
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
3.08%, 7/11/05 1                                  25,000,000         24,978,611
3.08%, 7/13/05 1                                  41,516,000         41,473,377
3.09%, 7/20/05 1                                  64,000,000         63,895,627
3.16%, 7/27/05 1                                   9,262,000          9,240,862
3.20%, 8/5/05 1                                    5,901,000          5,882,641
3.33%, 8/25/05 1                                  22,681,000         22,565,610
3.36%, 9/12/05 1                                  20,000,000         19,863,733
3.37%, 9/16/05 1                                  45,843,000         45,512,561
3.385%, 9/19/05 1                                 21,559,000         21,396,828
3.42%, 9/21/05 1                                  20,000,000         19,844,200
3.42%, 9/23/05 1                                 127,271,000        126,256,389
--------------------------------------------------------------------------------
New Center
Asset Trust:
3.27%, 8/24/05                                   142,200,000        141,503,259
3.28%, 8/29/05                                   263,647,000        262,232,187
--------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
3.17%, 8/4/05 1                                   48,400,000         48,255,096
3.22%, 8/22/05 1                                  85,000,000         84,604,656
3.25%, 8/17/05 1                                 106,081,000        105,630,892
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC,
3.22%, 8/15/05 1                                  57,900,000         57,666,953
--------------------------------------------------------------------------------
Solitaire
Funding LLC:
3.335%, 9/15/05 1                                 74,500,000         73,975,479
3.34%, 9/16/05 1                                  60,000,000         59,571,367
3.38%, 9/12/05 1                                  62,000,000         61,575,059
3.41%, 9/21/05 1                                 124,000,000        123,036,864
3.42%, 9/26/05 1                                  98,500,000         97,685,898


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Thornburg
Mortgage
Capital Resources:
3.19%, 7/22/05 1                                $116,221,000    $   116,004,732
3.33%, 8/19/05 1                                  85,000,000         84,614,738
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
3.09%, 7/5/05 1                                   50,000,000         49,982,833
3.155%, 8/5/05 1                                  87,185,000         86,917,572
3.20%, 7/15/05 1                                  37,182,000         37,135,729
3.28%, 8/16/05 1                                  90,000,000         89,622,800
3.29%, 8/1/05 1                                   39,970,000         39,861,581
3.38%, 9/21/05 1                                  59,161,000         58,705,526
--------------------------------------------------------------------------------
Yorktown Capital
LLC, 3.24%,
8/25/05 1                                         14,926,000         14,852,116
                                                                ----------------
                                                                  4,744,540,305

--------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of
South Georgia LLP,
Series 2003,
3.40%, 7/7/05 2                                   11,600,000         11,600,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--10.2%
Banc of America
Securities LLC,
3.28%, 7/1/05 2                                  180,000,000        180,000,000
--------------------------------------------------------------------------------
Bear Stearns
Cos., Inc.:
3.04%, 7/11/05                                    92,000,000         91,922,311
3.15%, 8/8/05                                     95,000,000         94,684,125
3.16%, 8/10/05                                   200,000,000        199,297,778
3.40%, 9/26/05                                    24,000,000         23,803,960
--------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
3.01%, 7/8/05                                     50,000,000         49,970,736
3.13%, 8/3/05                                    115,000,000        114,670,046
3.165%, 8/12/05                                   50,000,000         49,815,375
--------------------------------------------------------------------------------
First Clearing LLC,
3.37%, 7/1/05 2                                  180,000,000        180,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
3.18%, 10/31/05 2,3                              180,000,000        180,000,000
3.18%, 10/31/05 2,3                               70,000,000         70,000,000
3.20%, 7/6/05 2,3                                160,000,000        160,000,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers,
Inc., 3.50%,
12/15/05 2                                      $229,000,000    $   229,000,000
--------------------------------------------------------------------------------
Morgan Stanley:
3.05%, 7/7/05                                    100,000,000         99,949,167
3.05%, 7/8/05                                     40,000,000         39,976,278
3.05%, 7/11/05                                   100,000,000         99,915,278
3.12%, 7/20/05                                     6,000,000          5,990,120
3.13%, 8/1/05                                    100,000,000         99,730,472
3.23%, 8/11/05                                    60,000,000         59,779,283
3.26%, 8/17/05                                    50,000,000         49,787,194
                                                                ----------------
                                                                  2,078,292,123

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.9%
Countrywide
Financial Corp.:
3.30%, 7/26/05                                    37,465,000         37,379,143
3.30%, 7/28/05                                    50,000,000         49,876,250
3.32%, 7/27/05                                   100,000,000         99,761,667
                                                                ----------------
                                                                    187,017,060

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.0%
American Express
Credit Corp.:
3.12%, 8/2/05                                    117,285,000        116,959,730
3.15%, 8/8/05                                    130,000,000        129,567,750
--------------------------------------------------------------------------------
American Express
Credit Corp.,
Series B:
3.29%, 8/11/05 2                                  25,000,000         25,003,120
3.324%, 10/26/05 2                                10,000,000         10,001,013
3.34%, 9/30/05 2                                 125,000,000        125,012,622
                                                                ----------------
                                                                    406,544,235

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.2%
General Electric
Capital Corp.:
3.04%, 7/11/05                                    75,000,000         74,936,667
3.11%, 7/20/05                                   141,000,000        140,768,564
3.22%, 8/26/05                                   140,000,000        139,298,756
3.38%, 9/26/05                                    30,085,000         29,839,256


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
General Electric
Capital Services:
3.02%, 7/5/05                                   $ 46,500,000    $    46,484,397
3.08%, 7/21/05                                    79,000,000         78,864,822
3.24%, 8/31/05                                    27,400,000         27,249,574
3.36%, 9/19/05                                   175,000,000        173,693,333
3.36%, 9/20/05                                    50,000,000         49,622,000
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.:
3.08%, 7/22/05                                    50,000,000         49,910,167
3.10%, 7/18/05                                   100,000,000         99,853,611
3.18%, 8/15/05 2                                  71,000,000         71,000,000
--------------------------------------------------------------------------------
HSBC Finance
Corp.:
3.055%, 7/18/05                                  235,000,000        234,658,749
3.12%, 7/28/05                                    65,000,000         64,847,900
3.35%, 9/16/05                                   100,000,000         99,283,472
--------------------------------------------------------------------------------
Prudential Funding
LLC, 3.39%,
9/22/05                                           87,590,000         86,905,411
                                                                ----------------
                                                                  1,467,216,679

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.,
3.40%, 7/1/05 2                                   15,300,000         15,300,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-
Southlake Partners
LP, Series 2003,
3.40%, 7/7/05 2                                    8,875,000          8,875,000
--------------------------------------------------------------------------------
INSURANCE--4.6%
ING America
Insurance
Holdings, Inc.:
3.05%, 7/7/05                                     30,000,000         29,984,750
3.05%, 7/11/05                                    30,000,000         29,974,583
3.245%, 8/30/05                                   60,000,000         59,675,500
3.27%, 9/1/05                                     30,000,000         29,831,050
3.30%, 9/7/05                                     65,000,000         64,594,833
3.34%, 9/14/05                                    65,000,000         64,547,708
3.35%, 9/13/05                                    60,000,000         59,586,833
3.41%, 9/26/05                                    45,000,000         44,629,163
--------------------------------------------------------------------------------
ING Verzekeringen
NV, 3.24%,
8/26/05                                           25,000,000         24,874,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Jackson National
Life Global
Funding, Series
2004-6, 3.26%,
7/15/05 2,3                                     $ 50,000,000    $    50,000,000
--------------------------------------------------------------------------------
Jackson National
Life Insurance Co.,
3.121%, 7/1/05 2                                  48,000,000         48,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
3.28%, 7/15/05 2,3                                69,400,000         69,400,000
--------------------------------------------------------------------------------
Prudential
Insurance Co.
of America,
3.141%, 7/1/05 2                                 165,000,000        165,000,000
--------------------------------------------------------------------------------
Security Life of
Denver Insurance
Co., 3.40%,
7/23/05 2                                        115,000,000        115,000,000
--------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.:
3.211%, 7/1/05 2,3                                50,000,000         50,000,000
3.211%, 11/17/05 2,3                              16,000,000         16,000,000
3.211%, 12/29/05 2,3                              15,000,000         15,000,000
                                                                ----------------
                                                                    936,098,420

--------------------------------------------------------------------------------
LEASING & FACTORING--1.3%
American Honda
Finance Corp.:
3.115%, 12/6/05 2,4                               35,000,000         34,999,242
3.16%, 8/11/05                                    50,000,000         49,820,056
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
3.12%, 8/5/05                                    100,000,000         99,696,667
3.36%, 9/22/05                                    73,000,000         72,434,493
                                                                ----------------
                                                                    256,950,458

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.7%
Blue Spice LLC:
3.08%, 7/22/05 1                                  75,000,000         74,865,250
3.33%, 9/16/05 1                                  60,000,000         59,572,650


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
K2 (USA) LLC:
3.125%, 11/8/05 2,4                             $120,000,000    $   119,989,315
3.18%, 8/15/05 1                                  24,372,000         24,275,121
3.21%, 7/20/05 2,4                                90,000,000         89,984,984
3.30%, 9/12/05 1                                  37,000,000         36,752,408
3.30%, 9/13/05 1                                  20,000,000         19,864,333
--------------------------------------------------------------------------------
LINKS Finance LLC:
3.17%, 10/17/05 2,4                              150,000,000        149,986,757
3.17%, 12/15/05 2,4                              187,000,000        186,974,332
3.18%, 7/15/05 1                                  46,200,000         46,142,866
3.28%, 10/31/05 2,4                              175,000,000        174,982,548
3.29%, 9/8/05 1                                   22,000,000         21,861,272
3.38%, 9/21/05 1                                  40,000,000         39,692,044
--------------------------------------------------------------------------------
Parkland (USA) LLC:
3.17%, 12/12/05 2,4                               50,000,000         49,997,766
3.24%, 7/15/05 2,4                                42,000,000         41,997,687
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
3.28%, 7/22/05 2                                 156,500,000        156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.11%, 7/22/05 1                                  24,000,000         23,956,460
3.16%, 8/9/05 1                                   83,000,000         82,715,863
3.17%, 7/15/05 2,4                                29,000,000         28,994,512
3.17%, 12/14/05 2,4                               80,000,000         79,988,994
3.17%, 12/15/05 2,4                              100,000,000         99,986,781
3.17%, 12/15/05 2,4                              114,000,000        113,984,850
3.17%, 12/16/05 2,4                               80,000,000         79,988,919
3.19%, 8/15/05 1                                  27,300,000         27,191,141
3.37%, 9/19/05 1                                  76,500,000         75,927,100
--------------------------------------------------------------------------------
Wachovia Asset
Securitization Issuance,
Series 2004-HM1A,
3.304%, 7/25/05 2                                 58,862,659         58,862,185
                                                                ----------------
                                                                  1,965,036,138
                                                                ----------------
Total Short-Term Notes
(Cost $12,077,470,418)                                           12,077,470,418

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $20,307,332,831)                                 100.0%    20,307,332,831
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              --           (593,627)
                                                --------------------------------
NET ASSETS                                             100.0%   $20,306,739,204
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,408,941,015, or 26.64% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $610,400,000, which represents 3.01% of the Trust's net assets. See
Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,251,856,687 or 6.16% of the Trust's net assets as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       12 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $20,307,332,831)--see accompanying
statement of investments                                                              $20,307,332,831
------------------------------------------------------------------------------------------------------
Cash                                                                                          870,053
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   16,933,212
Shares of beneficial interest sold                                                          1,850,074
Other                                                                                         676,021
                                                                                      ----------------
Total assets                                                                           20,327,662,191
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                  15,813,133
Transfer and shareholder servicing agent fees                                               2,259,518
Service plan fees                                                                           1,364,757
Shareholder communications                                                                  1,088,666
Trustees' compensation                                                                         79,824
Shares of beneficial interest redeemed                                                         54,332
Other                                                                                         262,757
                                                                                      ----------------
Total liabilities                                                                          20,922,987

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $20,306,739,204
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $20,306,725,061
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                   14,143
                                                                                      ----------------
NET ASSETS--applicable to 20,307,136,989 shares of beneficial interest outstanding    $20,306,739,204
                                                                                      ================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE              $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $471,392,646

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      69,864,089
--------------------------------------------------------------------------------
Service plan fees                                                    41,831,209
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        27,201,089
--------------------------------------------------------------------------------
Shareholder communications                                              996,454
--------------------------------------------------------------------------------
Custodian fees and expenses                                             349,769
--------------------------------------------------------------------------------
Trustees' compensation                                                   85,129
--------------------------------------------------------------------------------
Other                                                                 1,459,687
                                                                   -------------
Total expenses                                                      141,787,426
Less reduction to custodian expenses                                    (31,387)
                                                                   -------------
Net expenses                                                        141,756,039

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               329,636,607

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         14,143

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $329,650,750
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                            2005                2004
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                   $   329,636,607     $   137,747,546
--------------------------------------------------------------------------------------------
Net realized gain                                                14,143              35,294
                                                        ------------------------------------
Net increase in net assets resulting from operations        329,650,750         137,782,840

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income                       (329,636,607)       (137,747,546)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net decrease in net assets resulting from
beneficial interest transactions                           (884,153,729)     (1,827,754,177)

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total decrease                                             (884,139,586)     (1,827,718,883)
--------------------------------------------------------------------------------------------
Beginning of period                                      21,190,878,790      23,018,597,673
                                                        ------------------------------------
End of period                                           $20,306,739,204     $21,190,878,790
                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2005           2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1          .01          .01          .02          .06
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)          (.01)        (.01)        (.02)        (.06)
Distributions from net realized gain                    --             --           -- 2         -- 2         --
                                                   ---------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                       (.02)          (.01)        (.01)        (.02)        (.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        1.59%          0.61%        1.20%        1.99%        5.51%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $20,307        $21,191      $23,019      $21,736      $22,210
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $20,966        $22,509      $22,783      $22,947      $20,830
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 1.57%          0.61%        1.19%        1.97%        5.34%
Total expenses                                        0.68%          0.67%        0.66%        0.69%        0.67%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5         0.51%        0.40%        0.66%         N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

       UNDISTRIBUTED NET          UNDISTRIBUTED        ACCUMULATED LOSS
       INVESTMENT INCOME        LONG-TERM GAINS          CARRYFORWARD 1
       ----------------------------------------------------------------
       $15,914,714                          $--                     $--

1. During the fiscal years ended June 30, 2005 and June 30, 2004, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

                                          YEAR ENDED         YEAR ENDED
                                       JUNE 30, 2005      JUNE 30, 2004
       ----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $329,636,607       $137,747,546


                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       18 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JUNE 30, 2005                 YEAR ENDED JUNE 30, 2004
                             SHARES               AMOUNT              SHARES               AMOUNT
--------------------------------------------------------------------------------------------------
Sold                 56,763,898,768     $ 56,763,898,768      56,512,425,972     $ 56,512,425,972
Dividends and/or
distributions
reinvested              313,495,015          313,495,015         137,480,535          137,480,535
Redeemed            (57,961,547,512)     (57,961,547,512)    (58,477,660,684)     (58,477,660,684)
                    ------------------------------------------------------------------------------
Net decrease           (884,153,729)    $   (884,153,729)     (1,827,754,177)    $ (1,827,754,177)
                    ==============================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $27,137,386 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                       20 | CENTENNIAL MONEY MARKET TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005


                       21 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2005. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       22 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       23 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Trust's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Trust with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board noted that the Manager has had over twenty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Trust and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. The Trust's portfolio is managed by Ms. Wolf and Mr. Weiss who are primarily responsible for the day-to-day management of the Trust's investments. Ms. Wolf has been a manager of the Trust's portfolio since October 1990 and has been a Senior Vice President of the Manager since June 2000 and of HarbourView Asset Management Corporation since June 2003. She is an officer of other portfolios in the OppenheimerFunds


                       24 | CENTENNIAL MONEY MARKET TRUST
complex. Mr. Weiss has been a manager of the Trust's portfolio since August 2001 and has been a Vice President of the Manager since July 2001 and of HarbourView Asset Management Corporation since June 2003. He is also an officer of other portfolios in the OppenheimerFunds complex. Ms. Wolf has had over twenty years of experience and Mr. Weiss has had over five years of experience managing money market investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Trust and other funds at each Board meeting. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Trust. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Trust's management fees and its total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Trust to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Trust and the current level of Trust assets in relation to the Trust's breakpoint schedule for its management fees. The Board considered that the Trust has not experienced any recent asset growth and that, based on current asset levels, the Trust has passed its last management fee breakpoint.


                       25 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------


      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Trust by the Manager are a benefit to the Trust and in the best interest of the Trust's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                       26 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held;
TRUST, LENGTH OF SERVICE, AGE   Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW, EXCEPT MR. ARMSTRONG, IS 6803 S.
TRUSTEES                        TUCSON WAY, CENTENNIAL, CO 80112-3924. MR. ARMSTRONG'S ADDRESS IS 1625 BROADWAY,
                                SUITE 780, DENVER, CO 80202. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                                HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)           Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 2000)        and The El Paso Mortgage Company (since 1993); Chairman of the following private
Age: 68                         companies: Ambassador Media Corporation (since 1984) and Broadway Ventures
                                (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                                1991) and the Bradley Foundation (since 2002); former Chairman of the following:
                                Transland Financial Services, Inc. (private mortgage banking company)
                                (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier
                                Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier
                                Title (title insurance agency) (1995-2000); former Director of the following:
                                UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                (computer equipment company) (1991-2003) and International Family Entertainment
                                (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)            equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                         Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G.
                                Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust
                                Company (investment adviser) (until 2000); Vice Chairman and Director of A.G.
                                Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc.
                                (until March 1999); Chairman of A.G. Edwards Trust Company (until March 1999)
                                and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)            President, Treasurer and Director of Centennial Capital Corporation (June
Age: 68                         1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                Inc. (March 1996-April 1999); Mr. Bowen held several positions with
                                OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 2000)            (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 66                         2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                Industry Services Group (July 1994-June 1998). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)            Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                         Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                Mountain Elk Foundation (February 1998-February 2003); Chairman and Director
                                (until 1996) and President and Chief Executive Officer (until October 1995) of
                                OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the
                                following: Oppenheimer Acquisition Corp. ("OAC") (parent holding


                       27 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                  company of OppenheimerFunds, Inc.), Shareholder Services, Inc. and Shareholder
Continued                       Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1996)            Mr. Freedman held several positions with OppenheimerFunds, Inc. and with
Age: 64                         subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October
                                1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)            organization) (since February 2000); Director of The California Endowment
Age: 58                         (philanthropic organization) (since April 2002); Director of Community Hospital of Monterey Peninsula (since February 2002); Director of Emerging Markets Growth
                                Fund Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor
                                at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                                (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)            (commercial banking) (since August 2003); Director of Colorado UpLIFT
Age: 60                         (charitable organization) (since 1986); Trustee of the Gallagher Family
                                Foundation (nonprofit organization) (since 2000); Former Chairman of U.S.
                                Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                (July 1996-April 1999); Director of Commercial Assets, Inc. (REIT) (1993-2000);
                                Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S.
                                Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)            (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                         company) (since 1996), the Springfield Library and Museum Association (museums)
                                (since 1995) and the Community Music School of Springfield (music school) (since
                                1996); Chairman and Trustee (since 2003) and Chairman of the Investment
                                Committee (since 1994) of the Worcester Polytech Institute (private university);
                                President and Treasurer of the SIS Funds (private charitable fund) (since
                                January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                (commercial bank) (January 1999-July 1999); Member of the Investment Committee
                                of the Community Foundation of Western Massachusetts (1998-2003); and Executive
                                Vice President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                (January 1999-July 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR.
                                GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH
                                OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH A.G.
                                EDWARDS & SONS, INC. WHICH IS A PARTIAL OWNER OF THE MANAGER'S PARENT COMPANY.

RICHARD F. GRABISH,             Senior Vice President and Assistant Director of Sales and Marketing (since March
Trustee (since 2001)            1997), Director (since March 1987) and Manager of Private Client Services (since
Age:56                          June 1985) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);


                       28 | CENTENNIAL MONEY MARKET TRUST

RICHARD F. GRABISH,             Chairman and Chief Executive Officer of A.G. Edwards Trust Company (since
Continued                       March 2001); President and Vice Chairman of A.G. Edwards Trust Company
                                (investment adviser) (April 1987-March 2001). Oversees 5 portfolios in the
                                OppenheimerFunds complex.
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                     LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                UNTIL HIS RESIGNATION, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                                HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President
President (since 2001) and      (since September 2000) of OppenheimerFunds, Inc.; President and Director or Trustee
Trustee (since 2003)            of other Oppenheimer funds; President and Director of OAC and of Oppenheimer
Age: 55                         Partnership Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.)
                                (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
                                OppenheimerFunds, Inc.) (since November 2001); Chairman and Director of Shareholder
                                Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by
                                OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional
                                Asset Management, Inc., Trinity Investment Management Corporation and Tremont
                                Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                Corporation (holding company parent of Babson Capital Management LLC) (since June
                                1995); Member of the Investment Company Institute's Board of Governors (since
                                October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc. (September
                                2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                Select Funds (open-end investment companies) (November 1999-November 2001);
                                Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings
                                Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                Oversees 66 portfolios as trustee or director and 20 additional portfolios as
                                Officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                FOR MS. WOLF, MR. WEISS, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                                OR HER EARLIER RESIG- NATION, DEATH OR REMOVAL.

CAROL E. WOLF,                  Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and of
Vice President (since 1988)     HarbourView Asset Management Corporation (since June 2003); Vice President of
Age: 53                         OppenheimerFunds, Inc. (June 1990 - June 2000). Ms. Wolf is an officer of 5 portfolios in the OppenheimerFunds complex.


                       29 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BARRY D. WEISS,                 Vice President of OppenheimerFunds, Inc. (since July 2001) and of HarbourView
Vice President (since 2001)     Asset Management Corporation (since June 2003); Assistant Vice President and
Age: 41                         Senior Credit Analyst of the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance,
                                Fitch IBCA Inc. (April 1998 - February 2000). Mr. Weiss is an officer of 5 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer (since 1999)          1999); Treasurer of the following: Shareholder Services Inc., HarbourView Asset
Age: 45                         Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Real
                                Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
                                March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000);
                                Assistant Treasurer of OAC (since March 1999); and Assistant Treasurer of the
                                Manager and Distributor (March 1999-October 2003) and OppenheimerFunds Legacy
                                Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary    2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor
(since 2001)                    (since December 2001); General Counsel and Director of OppenheimerFunds
Age: 56                         Distributor, Inc. (since December 2001); Senior Vice President, General Counsel and Director of the Transfer Agent, Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc. and OFI Trust Company (since November 2001); Senior
                                Vice President and General Counsel of HarbourView Asset Management Corporation
                                (since December 2001); Secretary and General Counsel of OAC (since November
                                2001); Assistant Secretary (since September 1997) and Director (since November
                                2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                Inc. (since Novem-ber 2001); Director of OppenheimerFunds (Asia) Limited (since
                                December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                Counsel (November 2001-February 2002) and Associate General Counsel (May
                                1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of the
                                following: the Transfer Agent (May 1985-November 2001), Shareholder Financial
                                Services, Inc. (November 1989-November 2001), and OppenheimerFunds International
                                Ltd. (September 1997-November 2001). An officer of 86 portfolios in the
                                OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc.
Vice President and              (since March 2004); Vice President of the Manager, OppenheimerFunds Distributor,
Chief Compliance Officer        Inc., and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                    Director of Internal Audit of OppenheimerFunds, Inc. (1997-February 2004). An
Age: 54                         officer of 86 portfolios in the Oppenheimer funds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                         30 | CENTENNIAL MONEY MARKET TRUST

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $57,000 in fiscal 2005 and $55,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005